Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 44,831
Acquisitions through business combinations	307
Ending balance	45,195	$ 44,831
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(3,634)	(2,997)
Effect of movements in foreign exchange	(3)	164
Amortization	(262)	(445)
Disposals	26	14
Disposals through the sale of subsidiaries		30
Transfer (to)/from other asset categories and other movements	285	(400)
Ending balance	(3,588)	(3,634)
At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	48,465	48,871
Effect of movements in foreign exchange	175	(1,765)
Acquisitions through business combinations	307	24
Acquisitions and expenditures	113	668
Disposals	(29)	(96)
Disposals through the sale of subsidiaries	(15)	(47)
Transfer (to)/from other asset categories and other movements	(233)	810
Ending balance	48,783	48,465
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	42,101
Ending balance	42,561	42,101
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Ending balance	(32)	(32)
Brands [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	42,133
Effect of movements in foreign exchange	169
Acquisitions through business combinations	301
Disposals through the sale of subsidiaries	(15)
Transfer (to)/from other asset categories and other movements	5
Ending balance	42,593	42,133
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,470
Ending balance	1,426	1,470
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,479)
Effect of movements in foreign exchange	2
Amortization	(79)
Disposals	11
Transfer (to)/from other asset categories and other movements	(24)
Ending balance	(1,569)	(1,479)
Commercial intangibles [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,949
Effect of movements in foreign exchange	(3)
Acquisitions and expenditures	8
Disposals	(11)
Transfer (to)/from other asset categories and other movements	52
Ending balance	2,995	2,949
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	690
Ending balance	660	690
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,002)
Effect of movements in foreign exchange	(4)
Amortization	(159)
Disposals	15
Transfer (to)/from other asset categories and other movements	312
Ending balance	(1,838)	(2,002)
Software [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,692
Effect of movements in foreign exchange	4
Acquisitions through business combinations	5
Acquisitions and expenditures	39
Disposals	(18)
Transfer (to)/from other asset categories and other movements	(224)
Ending balance	2,498	2,692
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	570
Ending balance	548	570
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(121)
Effect of movements in foreign exchange	(1)
Amortization	(24)
Transfer (to)/from other asset categories and other movements	(3)
Ending balance	(149)	(121)
Other [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	691
Effect of movements in foreign exchange	5
Acquisitions through business combinations	1
Acquisitions and expenditures	66
Transfer (to)/from other asset categories and other movements	(66)
Ending balance	$ 697	$ 691